Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
COMMON STOCKS — 97.5%

BRAZIL — 10.2%
B3 SA — Brasil Bolsa Balcao	36,595,800	$78,175,188
Banco Bradesco SA ADR	12,759,463	28,453,602
MercadoLibre, Inc. *	110,653	215,869,618
Natura & Co. Holding SA	13,105,200	23,126,351
NU Holdings Ltd., Class A *	4,417,782	45,238,088
Petroleo Brasileiro SA ADR	10,681,975	153,179,522
		544,042,369
CHILE — 1.9%
Lundin Mining Corp.	3,307,174	26,796,601
Sociedad Quimica y Minera de Chile SA ADR	1,916,089	76,126,216
		102,922,817
CHINA — 31.0%
Alibaba Group Holding Ltd.	15,226,820	251,942,688
Anker Innovations Technology Co., Ltd., Class A	4,747,000	67,454,658
Baidu, Inc., Class A *	4,115,700	47,504,045
BeiGene Ltd. *	1,504,195	31,815,293
Brilliance China Automotive Holdings Ltd.	47,202,000	15,759,703
China Merchants Bank Co., Ltd., Class H	12,738,500	75,526,029
Goneo Group Co., Ltd., Class A	4,106,899	40,716,374
Haidilao International Holding Ltd.	24,303,000	54,812,004
Haier Smart Home Co., Ltd., Class H	13,366,680	43,087,732
JD.com, Inc., Class A	2,615,235	53,799,413
KE Holdings, Inc. ADR	359,307	7,218,478
KE Holdings, Inc., Class A	6,021,824	40,714,925
Kuaishou Technology *	3,745,700	26,266,953
Kweichow Moutai Co., Ltd., Class A	408,900	87,907,454
Li Ning Co., Ltd.	9,095,000	18,667,684
Luckin Coffee, Inc. ADR *	1,873,915	64,818,720
Meituan, Class B *	5,606,400	112,814,614
Midea Group Co., Ltd., Class A	9,528,470	102,992,825
Ping An Insurance Group Co. of China Ltd., Class H	12,013,500	71,708,016
Shenzhou International Group Holdings Ltd.	4,723,300	35,515,457
Silergy Corp.	3,948,000	45,859,097
Tencent Holdings Ltd.	4,214,100	269,263,941
Tencent Music Entertainment Group ADR	3,049,881	43,948,785
Zijin Mining Group Co., Ltd., Class H	15,968,000	36,437,310
		1,646,552,198
INDIA — 11.8%
Axis Bank Ltd.	7,664,900	98,321,232
Delhivery Ltd. *	8,730,738	25,952,730
HDFC Life Insurance Co., Ltd.	6,391,269	51,079,071
Hyundai Motor India Ltd. *	367,766	7,347,575
Kotak Mahindra Bank Ltd.	2,882,433	72,970,796
PB Fintech Ltd. *	1,782,814	32,923,116
Reliance Industries Ltd.	11,538,982	171,553,866
Tata Consultancy Services Ltd.	2,021,560	85,040,105
UltraTech Cement Ltd.	405,185	54,347,935
WNS Holdings Ltd. *	447,459	27,514,254
		627,050,680
INDONESIA — 1.3%
Bank Rakyat Indonesia Persero Tbk PT	295,491,163	71,429,671

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
KAZAKHSTAN — 0.7%
Kaspi.KZ JSC ADR	398,128	$36,966,185

MEXICO — 2.8%
Fomento Economico Mexicano SAB de CV ADR	559,379	54,584,203
Grupo Financiero Banorte SAB de CV, Class O	8,980,514	62,349,504
Wal-Mart de Mexico SAB de CV	12,112,333	33,482,112
		150,415,819
PANAMA — 0.7%
Copa Holdings SA, Class A	417,542	38,605,933

PERU — 0.9%
Credicorp Ltd.	262,196	48,810,407

POLAND — 1.3%
Allegro.eu SA *	5,555,122	45,064,845
KGHM Polska Miedz SA	770,503	25,187,098
		70,251,943
RUSSIA — 0.0% (a)
MMC Norilsk Nickel PJSC *(b)	54,812,700	0
MMC Norilsk Nickel PJSC ADR *(b)	2	0
Moscow Exchange MICEX-RTS PJSC *(b)	14,557,370	0
Sberbank of Russia PJSC *(b)	31,444,360	0
		0
SAUDI ARABIA — 0.7%
Saudi Tadawul Group Holding Co.	674,156	36,644,157

SINGAPORE — 1.8%
Sea Ltd. ADR *	730,026	95,261,093

SOUTH AFRICA — 4.0%
FirstRand Ltd.	7,456,055	29,300,960
Impala Platinum Holdings Ltd. *	9,918,007	68,279,157
Naspers Ltd., N Shares	468,973	116,300,915
		213,881,032
SOUTH KOREA — 8.1%
Coupang, Inc. *	2,762,330	60,577,897
Hyundai Motor Co.	528,125	71,333,823
NAVER Corp.	116,275	15,195,255
Samsung Electronics Co., Ltd.	4,013,613	159,121,588
SK Hynix, Inc.	919,469	122,570,766
		428,799,329
TAIWAN — 15.5%
Accton Technology Corp.	4,143,000	73,401,539
E Ink Holdings, Inc.	4,395,000	35,778,848
MediaTek, Inc.	2,391,000	103,053,184
Taiwan Semiconductor Manufacturing Co., Ltd.	21,683,310	610,666,854
		822,900,425
THAILAND — 1.9%
Fabrinet *	192,897	38,099,086
SCB X PCL	7,453,900	27,090,119
Valeura Energy, Inc. *	6,057,211	37,587,919
		102,777,124

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
UNITED STATES — 0.6%
Globant SA *	257,365	$30,297,008

VIETNAM — 0.7%
Mobile World Investment Corp.	15,793,600	36,495,470

ZAMBIA — 1.6%
First Quantum Minerals Ltd. *	6,483,285	87,176,654

Total Common Stocks
(cost $4,303,418,916)		5,191,280,314

PREFERRED STOCKS — 2.5%

BRAZIL — 1.2%
Petroleo Brasileiro SA ADR 11.86%	3,439,834	44,855,435
Raizen SA 0.54%	50,954,810	16,608,565
		61,464,000
SOUTH KOREA — 1.3%
Samsung Electronics Co., Ltd. 2.30%	2,226,965	72,081,026

Total Preferred Stocks
(cost $151,313,346)		133,545,026

TOTAL INVESTMENTS — 100.0%**
(cost $4,454,732,262)		$5,324,825,340
Other assets less liabilities — (0.0)%		(1,793,945)
NET ASSETS — 100.0%		$5,323,031,395

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.
**	The Total Investments percentage exceeds 100% due to the timing of settling transactions and not as a result of borrowings for investment purposes.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks***	$1,421,610,999	$3,769,669,315	$0	$5,191,280,314
Preferred Stocks***	61,464,000	72,081,026	—	133,545,026
Total	$1,483,074,999	$3,841,750,341	$0	$5,324,825,340

***	Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended March 31, 2025 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

There were no transfers into or out of Level 3 during the period ended March 31, 2025.

See previously submitted notes to the financial statements for the year ended December 31, 2024.